FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Instruments by Fair Value Hierarchy
Classification of financial instruments by fair value hierarchy:

	December 31,
	2018	2017

Financial assets:

Marketable securities – Level 1	$21,208	$-
Marketable securities – Level 2	4,857	59,940

	$26,065	$59,940

Schedule of Company's Financial Liabilities
The following table presents the repayment dates of the Company's financial liabilities, by contractual terms, in nominal amounts (including interest payments):

Balance at December 31, 2018:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,015	$-	$-	$-	$-	$-	$1,015
Other payables	3,016	-	-	-	-	-	3,016
Liabilities in respect of government grants	1,003	79	232	456	263	2,634	4,667

	$5,034	$79	$232	$456	$263	$2,634	$8,698

Balance at December 31, 2017:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,110	$-	$-	$-	$-	$-	$1,110
Other payables	2,934	-	-	-	-	-	2,934
Liabilities in respect of government grants	106	1,100	208	372	501	1,941	4,228

	$4,150	$1,100	$208	$372	$501	$1,941	$8,272

Schedule of Sensitivity Tests Relating to Changes in Market Factors
Sensitivity tests relating to changes in market factors:

	December 31,
	2018		2017

Sensitivity test to changes in the USD/NIS exchange rate:

Gain (loss) from the change:
Increase of 5% in exchange rate		$(1,059)		$133
Decrease of 5% in exchange rate		$1,059		$(133)

Sensitivity test to changes in the market price of listed securities:

Gain (loss) from the change:
Increase of 5% in market price		$1,303		$2,997
Decrease of 5% in market price	$	(1,303)	$	(2,997)